SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUES

The Company disaggregates revenue between facilitating campaign messaging and subscription revenue to Advocacy Lab, its political AI platform.

	For the Year Ended
	March 31, 2026	March 31, 2025
Campaign messaging	336,231	48,993
Subscription	12,285	-
	348,516	48,993

The Company disaggregates revenue between facilitating campaign messaging and subscription revenue to Advocacy Lab, its political AI platform.

	For the Year Ended
	December 31, 2025	December 31, 2024
Campaign messaging	1,428,884	881,051
Subscription	27,000	-
	1,455,884	881,051